CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
OPERATING ACTIVITIES:
Net income	$ 352,579	$ 347,752
Adjustment for loss from discontinued operations	14	19
Income from continuing operations	352,593	347,771
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	287,321	244,200
Amortization of debt discount and debt issuance costs	187	186
Provision for bad debt		(194)
Stock-based compensation	13,079	12,804
Other	32
Gain on sale of investment securities		(21,352)
Income from asset sales	(7,070)	(9,762)
Deferred income tax expense	134,185	13,751
Change in assets and liabilities:
Accounts receivable	81,508	(2,494)
Inventories	(18,028)	(10,963)
Prepaid expenses and other	(17,726)	21,629
Accounts payable	1,120	(25,337)
Accrued liabilities	(45,405)	(19,017)
Deferred income taxes	(30)	(1,109)
Other noncurrent liabilities	30,832	(10,083)
Net cash provided by operating activities from continuing operations	812,598	540,030
Net cash used in operating activities from discontinued operations	(14)	(19)
Net cash provided by operating activities	812,584	540,011
INVESTING ACTIVITIES:
Capital expenditures	(763,365)	(356,753)
Proceeds from sale of investments securities		23,338
Proceeds from asset sales	15,214	13,321
Net cash used in investing activities	(748,151)	(320,094)
FINANCING ACTIVITIES:
Dividends paid	(149,347)	(121,545)
Repurchase of common stock	(59,654)
Proceeds from senior notes, net of discount and debt issuance costs	492,791
Proceeds on short-term debt	1,002
Payments on short-term debt	(1,002)
Net increase in bank overdraft	12,560
Exercise of stock options, net of tax withholding	(1,078)	19,701
Tax withholdings related to net share settlements of restricted stock	(4,248)	(3,049)
Excess tax benefit from stock-based compensation	2,761	22,087
Net cash provided by (used in) financing activities	293,785	(82,806)
Net increase (decrease) in cash and cash equivalents	358,218	137,111
Cash and cash equivalents, beginning of period	360,909	447,868
Cash and cash equivalents, end of period	$ 719,127	$ 584,979